Registration No. 33-6418
1940 Act File No. 811-4946
Rule 497(e)

THOMPSON PLUMB FUNDS, INC.

GROWTH FUND
MIDCAP FUND
BOND FUND

__________________________

Supplement Dated December 9, 2009 to
Prospectus Dated March 31, 2009

     The address of the Funds’ investment advisor, Thompson Investment Management, Inc., has changed effective December 12, 2009. The new address is 918 Deming Way, Madison, WI 53717.

     Shareholder transactions and inquiries should continue to be addressed to Thompson Plumb Funds, Inc. as follows:

For Mail Delivery:	For Express Delivery:
Thompson Plumb Funds, Inc.	Thompson Plumb Funds, Inc.
c/o U.S Bancorp Fund Services, LLC	c/o U.S Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Registration No. 33-6418
1940 Act File No. 811-4946
Rule 497(e)

THOMPSON PLUMB FUNDS, INC.

GROWTH FUND
MIDCAP FUND
BOND FUND
____________________

Supplement Dated December 9, 2009 to
Statement of Additional Information Dated March 31, 2009

     The address of the Funds’ investment advisor, Thompson Investment Management, Inc., has changed effective December 12, 2009. The new address is 918 Deming Way, Madison, WI 53717.

     Shareholder transactions and inquiries should continue to be addressed to the Thompson Plumb Funds, Inc. as follows:

For Mail Delivery:	For Express Delivery:
Thompson Plumb Funds, Inc.	Thompson Plumb Funds, Inc.
c/o U.S Bancorp Fund Services, LLC	c/o U.S Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202